Summary of Significant Accounting Policies (Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Purchased video content [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value	$ 0
Estimated Useful Lives (years)	1 month to 2 years
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value	$ 0
Estimated Useful Lives (years)	1-5
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value	$ 0
Estimated Useful Lives (years)	3-10
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value	$ 0
Estimated Useful Lives (years)	4-30
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value	$ 0
Estimated Useful Lives (years)	over the contract terms